UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05088

THE ALLIANCEBERNSTEIN PORTFOLIOS

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: July 31, 2011

Date of reporting period: April 30, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Growth Fund

Portfolio of Investments

April 30, 2011 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.5%
Information Technology - 32.4%
Communications Equipment - 4.4%
Juniper Networks, Inc. (a)	186,100	$7,133,213
QUALCOMM, Inc.	404,500	22,991,780

		30,124,993

Computers & Peripherals - 10.3%
Apple, Inc. (a)	142,950	49,779,478
EMC Corp. (a)	384,880	10,907,499
NetApp, Inc. (a)	188,970	9,822,661

		70,509,638

Internet Software & Services - 2.5%
Google, Inc.-Class A (a)	31,300	17,030,330

IT Services - 5.2%
Accenture PLC	256,400	14,648,132
Cognizant Technology Solutions Corp.-Class A (a)	99,500	8,248,550
VeriFone Systems, Inc. (a)	106,040	5,813,113
Visa, Inc.-Class A	82,380	6,435,526

		35,145,321

Semiconductors & Semiconductor Equipment - 3.6%
Broadcom Corp.-Class A (a)	276,260	9,718,827
Lam Research Corp. (a)	129,150	6,239,236
Marvell Technology Group Ltd. (a)	533,800	8,236,534

		24,194,597

Software - 6.4%
Citrix Systems, Inc. (a)	98,500	8,307,490
Intuit, Inc. (a)	94,530	5,252,087
Oracle Corp.	728,000	26,244,400
Red Hat, Inc. (a)	81,540	3,870,704

		43,674,681

		220,679,560

Consumer Discretionary - 16.5%
Auto Components - 0.6%
Johnson Controls, Inc.	101,870	4,176,670

Hotels, Restaurants & Leisure - 4.7%
Carnival Corp.	138,800	5,284,116
McDonald’s Corp.	182,170	14,265,733
Starbucks Corp.	233,070	8,434,803
Yum! Brands, Inc.	75,090	4,027,827

		32,012,479

Internet & Catalog Retail - 1.1%
Amazon.com, Inc. (a)	40,080	7,875,720

Media - 1.3%
News Corp.-Class A	179,540	3,199,403

Company	Shares	U.S. $ Value
Walt Disney Co. (The)	135,300	$5,831,430

		9,030,833

Multiline Retail - 1.2%
Macy’s, Inc.	329,670	7,882,410

Specialty Retail - 4.8%
Advance Auto Parts, Inc.	16,470	1,078,126
Bed Bath & Beyond, Inc. (a)	109,620	6,151,874
CarMax, Inc. (a)	110,610	3,838,167
Home Depot, Inc.	180,340	6,697,828
Limited Brands, Inc.	194,030	7,986,275
Lowe’s Cos., Inc.	254,840	6,689,550

		32,441,820

Textiles, Apparel & Luxury Goods - 2.8%
Coach, Inc.	138,290	8,271,125
NIKE, Inc. - Class B	86,000	7,079,520
Phillips-Van Heusen Corp.	31,940	2,248,896
Polo Ralph Lauren Corp. - Class A	9,920	1,297,238

		18,896,779

		112,316,711

Industrials - 14.1%
Aerospace & Defense - 2.6%
United Technologies Corp.	198,690	17,798,650

Air Freight & Logistics - 2.1%
United Parcel Service, Inc. - Class B	185,500	13,906,935

Airlines - 0.5%
United Continental Holdings, Inc. (a)	150,800	3,441,256

Electrical Equipment - 2.4%
AMETEK, Inc.	62,600	2,882,104
Cooper Industries PLC	75,980	5,010,881
Emerson Electric Co.	139,570	8,480,273

		16,373,258

Machinery - 6.5%
Danaher Corp.	310,440	17,148,705
Deere & Co.	81,640	7,959,900
Dover Corp.	111,690	7,599,388
Flowserve Corp.	68,240	8,640,549
Joy Global, Inc.	31,400	3,169,830

		44,518,372

		96,038,471

Health Care - 13.3%
Biotechnology - 2.7%
Gilead Sciences, Inc. (a)	242,810	9,430,740
Human Genome Sciences, Inc. (a)	108,920	3,209,872
Pharmasset, Inc. (a)	35,810	3,633,641
Vertex Pharmaceuticals, Inc. (a)	39,680	2,183,194

		18,457,447

Company	Shares	U.S. $ Value
Health Care Equipment & Supplies - 2.3%
Covidien PLC	179,200	$9,979,648
NxStage Medical, Inc. (a)	85,710	2,111,894
Varian Medical Systems, Inc. (a)	52,570	3,690,414

		15,781,956

Health Care Providers & Services - 4.7%
Express Scripts, Inc. - Class A (a)	151,500	8,596,110
HCA Holdings, Inc. (a)	289,163	9,484,546
Healthspring, Inc. (a)	50,700	2,103,543
McKesson Corp.	93,070	7,725,741
UnitedHealth Group, Inc.	82,530	4,062,952

		31,972,892

Life Sciences Tools & Services - 1.1%
Agilent Technologies, Inc. (a)	102,460	5,113,779
Illumina, Inc. (a)	34,200	2,427,516

		7,541,295

Pharmaceuticals - 2.5%
Allergan, Inc.	98,800	7,860,528
Shire PLC (ADR)	36,600	3,411,486
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	130,950	5,988,344

		17,260,358

		91,013,948

Energy - 11.2%
Energy Equipment & Services - 3.2%
Cameron International Corp. (a)	86,760	4,573,987
National Oilwell Varco, Inc.	46,330	3,553,048
Schlumberger Ltd.	148,460	13,324,285

		21,451,320

Oil, Gas & Consumable Fuels - 8.0%
Chevron Corp.	69,840	7,643,289
EOG Resources, Inc.	113,970	12,868,353
Noble Energy, Inc.	121,470	11,693,917
Occidental Petroleum Corp.	97,100	11,097,559
Suncor Energy, Inc. (New York)	248,380	11,435,415

		54,738,533

		76,189,853

Financials - 4.9%
Capital Markets - 1.2%
Franklin Resources, Inc.	23,110	2,983,963
Goldman Sachs Group, Inc. (The)	32,670	4,933,497

		7,917,460

Commercial Banks - 0.5%
Wells Fargo & Co.	118,660	3,454,192

Diversified Financial Services - 1.8%
CME Group, Inc. - Class A	11,600	3,430,932
IntercontinentalExchange, Inc. (a)	35,260	4,243,541

Company	Shares	U.S. $ Value
JPMorgan Chase & Co.	107,500	$4,905,225

		12,579,698

Insurance - 1.4%
AON Corp.	52,080	2,717,014
Axis Capital Holdings Ltd.	29,560	1,045,242
MetLife, Inc.	69,340	3,244,418
Prudential Financial, Inc.	37,600	2,384,592

		9,391,266

		33,342,616

Materials - 3.7%
Chemicals - 2.3%
Dow Chemical Co. (The)	93,150	3,818,219
Monsanto Co.	88,180	5,999,767
Potash Corp. of Saskatchewan, Inc.	110,510	6,230,554

		16,048,540

Metals & Mining - 1.4%
Freeport-McMoRan Copper & Gold, Inc.	173,000	9,520,190

		25,568,730

Consumer Staples - 3.4%
Beverages - 1.5%
PepsiCo, Inc.	144,900	9,982,161

Food & Staples Retailing - 1.2%
Kroger Co. (The)	171,770	4,175,729
Wal-Mart Stores, Inc.	74,790	4,111,954

		8,287,683

Household Products - 0.7%
Colgate-Palmolive Co.	59,390	5,009,546

		23,279,390

Total Common Stocks (cost $569,658,453)		678,429,279

SHORT-TERM INVESTMENTS - 0.3%
Investment Companies - 0.3%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.10% (b) (cost $2,255,163)	2,255,163	2,255,163

Total Investments - 99.8% (cost $571,913,616) (c)		680,684,442
Other assets less liabilities - 0.2%		1,336,164

Net Assets - 100.0%		$682,020,606

(a)	Non-income producing security.
(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

(c)	As of April 30, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $113,472,162 and gross unrealized depreciation of investments was $(4,701,336), resulting in net unrealized appreciation of $108,770,826.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

AllianceBernstein Growth Fund

April 30, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2011:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$678,429,279	$—	$—	$678,429,279
Short-Term Investments	2,255,163	—	—	2,255,163

Total Investments in Securities	680,684,442	—	—	680,684,442
Other Financial Instruments*	—	—	—	—

Total	$680,684,442	$—	$—	$680,684,442

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): The AllianceBernstein Portfolios

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	June 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	June 21, 2011

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	June 21, 2011